    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 3, 1998
                                                   REGISTRATION NOS.: 333-29721
                                                                      811-08265
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                ----------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                    [X]
                          PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                         POST-EFFECTIVE AMENDMENT NO. 4                     [X]

                                     AND/OR

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                               [X]
                                AMENDMENT NO. 5                             [X]

                                ----------------

                 MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND

                (FORMERLY NAMED DEAN WITTER S&P 500 INDEX FUND)
                        (A MASSACHUSETTS BUSINESS TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600

                                BARRY FINK, ESQ.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:

                            DAVID M. BUTOWSKY, ESQ.
                             GORDON ALTMAN BUTOWSKY
                             WEITZEN SHALOV & WEIN
                              114 WEST 47TH STREET
                            NEW YORK, NEW YORK 10036

                                ----------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

 As soon as practicable after this Post-Effective Amendment becomes effective.

                                ----------------

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

              X   immediately upon filing pursuant to paragraph (b)
             ___  on (date) pursuant to paragraph (b)
             ___  60 days after filing pursuant to paragraph (a)
             ___  on (date) pursuant to paragraph (a) of rule 485.

           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

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
                 MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND

                             CROSS-REFERENCE SHEET

                                   FORM N-1A

ITEM                 CAPTION
----                 -------
PART A               PROSPECTUS
------               ----------
  1.    ..........   Cover Page
  2.    ..........   Summary of Fund Expenses; Prospectus Summary
  3.    ..........   Financial Highlights; Performance Information
  4.    ..........   Investment Objective and Policies; Risk Considerations and
                       Investment Practices; The Fund and Its Management; Cover
                       Page; Investment Restrictions; Prospectus Summary
  5.    ..........   The Fund and Its Management; Back Cover; Investment
                       Objective and Policies
  6.    ..........   Dividends, Distributions and Taxes; Additional Information
  7.    ..........   Purchase of Fund Shares; Shareholder Services; Redemptions
                       and Repurchases
  8.    ..........   Purchase of Fund Shares; Redemptions and Repurchases;
                       Shareholder Services
  9.    ..........   Not Applicable

PART B               STATEMENT OF ADDITIONAL INFORMATION
------               -----------------------------------
 10.    ..........   Cover Page
 11.    ..........   Table of Contents
 12.    ..........   The Fund and Its Management
 13.    ..........   Investment Practices and Policies; Investment Restrictions;
                       Portfolio Transactions and Brokerage
 14.    ..........   The Fund and Its Management; Trustees and Officers
 15.    ..........   Trustees and Officers
 16.    ..........   The Fund and Its Management; Purchase of Fund Shares;
                       Custodian and Transfer Agent; Independent Accountants
 17.    ..........   Portfolio Transactions and Brokerage
 18.    ..........   Description of Shares
 19.    ..........   The Distributor; Purchase of Fund Shares; Redemptions and
                       Repurchases; Statement of Assets and Liabilities;
                       Shareholder Services
 20.    ..........   Dividends, Distributions and Taxes
 21.    ..........   The Distributor
 22.    ..........   Performance Information
 23.    ..........   Experts; Financial Statements

PART C
------

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

PART A

     All disclosure contained in Part A (Prospectus) of Form N-1A of Post Effective Amendment No. 3 to the Registration Statement of Morgan Stanley Dean Witter S&P 500 Index Fund (the "Registrant"), filed with the Securities and Exchange Commission on October 30, 1998, are herewith Incorporated by Reference in this Post-Effective Amendment No. 4 to the Registration Statement of the Registrant.


PART B

     All disclosure contained in Part B (Statement of Additional Information) of Form N-1A of Post-Effective Amendment No. 3 to the Registration Statement of Morgan Stanley Dean Witter S&P Index Fund (the "Registrant"), filed with the Securities and Exchange Commission on October 30, 1998, are herewith Incorporated by Reference in this Post-Effective Amendment No. 4 to the Registration Statement of the Registrant.


PART C

     All disclosure contained in Part C of Form N-1A of Post-Effective Amendment No. 3 to the Registration Statement of Morgan Stanley Dean Witter S&P 500 Index Fund (the "Registrant"), filed with the Securities and Exchange Commission on October 30, 1998, are herewith Incorporated by Reference in this Post-Effective Amendment No. 4 to the Registration Statement of the Registrant.



EXHIBITS

     All exhibits, except Exhibit 27, to Part C of Form N-1A of Post-Effective Amendment No. 3 to the Registration Statement of Morgan Stanley Dean Witter S&P 500 Index Fund (the "Registrant"), filed with the Securities and Exchange Commission on October 30, 1998, are herewith Incorporated by Reference in this Post-Effective Amendment No. 4 to the Registration Statement of the Registrant.
Exhibit 27 -- Financial Data Schedules, is an additional exhibit which was inadvertently omitted from Post-Effective Amendment No. 3.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 3rd day of November, 1998.

                                  MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND

                                            By /s/ Barry Fink
                                              ---------------------------------
                                                   Barry Fink
                                                   Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 has been signed below by the following persons in the capacities and on the dates indicated.

           Signatures                      Title                      Date
           ----------                      -----                      ----

(1) Principal Executive Officer      President, Chief
                                     Executive Officer,
                                     Trustee and Chairman
By /s/ Charles A. Fiumefreddo                                       11/03/98
  ---------------------------
       Charles A. Fiumefreddo

(2) Principal Financial Officer      Treasurer and Principal
                                     Accounting Officer

By /s/ Thomas F. Caloia                                             11/03/98
  ---------------------------
       Thomas F. Caloia

(3) Majority of the Trustees

    Charles A. Fiumefreddo (Chairman)
    Philip J. Purcell

By /s/ Barry Fink                                                   11/03/98
  ---------------------------
       Barry Fink
       Attorney-in-Fact

   Michael Bozic      Manuel H. Johnson
   Edwin J. Garn      Michael E. Nugent
   John R. Haire      John L. Schroeder
   Wayne E. Hedien

By /s/ David M. Butowsky                                            11/03/98
  ---------------------------
       David M. Butowsky
       Attorney-in-Fact